UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2009


[LOGO OF USAA]
    USAA(R)





PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2009






                                                                      (Form N-Q)

48415-1109                                   (C)2009, USAA. All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS

USAA NASDAQ-100 INDEX FUND
September 30, 2009 (unaudited)

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------------

               COMMON STOCKS (97.8%)

               CONSUMER DISCRETIONARY (13.0%)
               ------------------------------
               APPAREL RETAIL (0.7%)
       11,695  Ross Stores, Inc.                                                          $           559
       15,200  Urban Outfitters, Inc.  *                                                              458
                                                                                          ---------------
                                                                                                    1,017
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.3%)
       12,514  O'Reilly Automotive, Inc.  *                                                           452
                                                                                          ---------------
               CABLE & SATELLITE (3.2%)
      132,106  Comcast Corp. "A"                                                                    2,231
       65,211  DIRECTV Group, Inc.  *                                                               1,798
       19,609  DISH Network Corp. "A"  *                                                              378
       12,577  Liberty Global, Inc. "A"  *                                                            284
                                                                                          ---------------
                                                                                                    4,691
                                                                                          ---------------
               CASINOS & GAMING (0.6%)
       12,258  Wynn Resorts Ltd.  *                                                                   869
                                                                                          ---------------
               CATALOG RETAIL (0.4%)
       49,928  Liberty Media Corp. Interactive "A"  *                                                 548
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.5%)
       17,099  Garmin Ltd.                                                                            645
                                                                                          ---------------
               DEPARTMENT STORES (0.5%)
       11,398  Sears Holdings Corp.  *                                                                745
                                                                                          ---------------
               EDUCATION SERVICES (0.7%)
       14,236  Apollo Group, Inc. "A"  *                                                            1,049
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.8%)
       32,158  Bed Bath & Beyond, Inc.  *                                                           1,207
                                                                                          ---------------
               INTERNET RETAIL (2.1%)
       26,252  Amazon.com, Inc.  *                                                                  2,451
       25,930  Expedia, Inc.  *                                                                       621
                                                                                          ---------------
                                                                                                    3,072
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (1.1%)
      130,139  News Corp. "A"                                                                       1,560
                                                                                          ---------------
               RESTAURANTS (1.4%)
       93,752  Starbucks Corp.  *                                                                   1,936
                                                                                          ---------------
               SPECIALTY STORES (0.7%)
       44,467  Staples, Inc.                                                                        1,033
                                                                                          ---------------
               Total Consumer Discretionary                                                        18,824
                                                                                          ---------------

               CONSUMER STAPLES (1.0%)
               -----------------------
               HYPERMARKETS & SUPER CENTERS (0.8%)
       20,939  Costco Wholesale Corp.                                                               1,182
                                                                                          ---------------
================================================================================
1  |  USAA Nasdaq-100 Index Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------------
               SOFT DRINKS (0.2%)
        8,254  Hansen Natural Corp.  *                                                    $           304
                                                                                          ---------------
               Total Consumer Staples                                                               1,486
                                                                                          ---------------

               HEALTH CARE (15.9%)
               -------------------
               BIOTECHNOLOGY (8.9%)
       43,326  Amgen, Inc.  *                                                                       2,610
       28,715  Biogen Idec, Inc.  *                                                                 1,451
       41,599  Celgene Corp.  *                                                                     2,325
        6,601  Cephalon, Inc.  *                                                                      384
       30,975  Genzyme Corp.  *                                                                     1,757
       81,488  Gilead Sciences, Inc.  *                                                             3,796
       17,332  Vertex Pharmaceuticals, Inc.  *                                                        657
                                                                                          ---------------
                                                                                                   12,980
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.5%)
        8,251  Henry Schein, Inc.  *                                                                  453
       10,719  Patterson Companies, Inc.  *                                                           292
                                                                                          ---------------
                                                                                                      745
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.9%)
       24,643  Hologic, Inc.  *                                                                       403
        3,466  Intuitive Surgical, Inc.  *                                                            909
                                                                                          ---------------
                                                                                                    1,312
                                                                                          ---------------
               HEALTH CARE SERVICES (1.2%)
       22,421  Express Scripts, Inc.  *                                                             1,739
                                                                                          ---------------
               HEALTH CARE SUPPLIES (0.3%)
       13,070  DENTSPLY International, Inc.                                                           451
                                                                                          ---------------
               HEALTH CARE TECHNOLOGY (0.4%)
        7,416  Cerner Corp.  *                                                                        555
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (1.0%)
       11,158  Illumina, Inc.  *                                                                      474
       16,321  Life Technologies Corp.  *                                                             760
       10,387  Pharmaceutical Product Development, Inc.                                               228
                                                                                          ---------------
                                                                                                    1,462
                                                                                          ---------------
               PHARMACEUTICALS (2.7%)
       67,484  Teva Pharmaceutical Industries Ltd. ADR                                              3,412
       22,870  Warner Chilcott plc "A"  *                                                             495
                                                                                          ---------------
                                                                                                    3,907
                                                                                          ---------------
               Total Health Care                                                                   23,151
                                                                                          ---------------

               INDUSTRIALS (4.8%)
               ------------------
               AIR FREIGHT & LOGISTICS (1.1%)
       15,263  C.H. Robinson Worldwide, Inc.                                                          882
       19,068  Expeditors International of Washington, Inc.                                           670
                                                                                          ---------------
                                                                                                    1,552
                                                                                          ---------------
               AIRLINES (0.2%)
       10,700  Ryanair Holdings plc ADR  *                                                            311
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.3%)
       12,149  Foster Wheeler AG  *                                                                   388
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.3%)
        9,160  Joy Global, Inc.                                                                       448
       37,299  PACCAR, Inc.                                                                         1,407
                                                                                          ---------------
                                                                                                    1,855
                                                                                          ---------------
================================================================================
                                                  Portfolio of Investments  |  2

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------------
               DIVERSIFIED SUPPORT SERVICES (0.3%)
       16,807  Cintas Corp.                                                               $           509
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
        6,764  First Solar, Inc.  *                                                                 1,034
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
        8,194  Stericycle, Inc.  *                                                                    397
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.3%)
       12,986  Fastenal Co.                                                                           502
                                                                                          ---------------
               TRUCKING (0.3%)
       11,566  JB Hunt Transport Services, Inc.                                                       371
                                                                                          ---------------
               Total Industrials                                                                    6,919
                                                                                          ---------------

               INFORMATION TECHNOLOGY (61.7%)
               ------------------------------
               APPLICATION SOFTWARE (2.7%)
       47,154  Adobe Systems, Inc.  *                                                               1,558
       21,852  Autodesk, Inc.  *                                                                      520
       20,060  Citrix Systems, Inc.  *                                                                787
       37,422  Intuit, Inc.  *                                                                      1,067
                                                                                          ---------------
                                                                                                    3,932
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (11.7%)
      188,874  Cisco Systems, Inc.  *                                                               4,446
       31,612  Juniper Networks, Inc.  *                                                              854
      183,217  QUALCOMM, Inc. (a)                                                                   8,241
       51,988  Research In Motion Ltd.  *                                                           3,512
                                                                                          ---------------
                                                                                                   17,053
                                                                                          ---------------
               COMPUTER HARDWARE (15.3%)
      113,989  Apple, Inc. (a) *                                                                   21,130
       65,788  Dell, Inc.  *                                                                        1,004
                                                                                          ---------------
                                                                                                   22,134
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (1.3%)
       16,185  Logitech International S.A.  *                                                         297
       32,197  NetApp, Inc.  *                                                                        859
       45,100  Seagate Technology                                                                     686
                                                                                          ---------------
                                                                                                    1,842
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (2.1%)
       32,632  Automatic Data Processing, Inc.                                                      1,282
       17,638  Fiserv, Inc.  *                                                                        850
       31,320  Paychex, Inc.                                                                          910
                                                                                          ---------------
                                                                                                    3,042
                                                                                          ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
       14,438  FLIR Systems, Inc.  *                                                                  404
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.4%)
       80,344  Flextronics International Ltd.  *                                                      599
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (1.3%)
      104,140  Activision Blizzard, Inc.  *                                                         1,290
       29,847  Electronic Arts, Inc.  *                                                               569
                                                                                          ---------------
                                                                                                    1,859
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (8.1%)
       15,076  Akamai Technologies, Inc.  *                                                           297
        2,419  Baidu, Inc. ADR  *                                                                     946
       88,106  eBay, Inc.  *                                                                        2,080
       13,475  Google, Inc. "A"  *                                                                  6,681
       12,415  IAC/InterActiveCorp.  *                                                                251
       16,616  VeriSign, Inc.  *                                                                      394

================================================================================
3  |  USAA Nasdaq-100 Index Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------------
       61,742  Yahoo!, Inc.  *                                                            $         1,099
                                                                                          ---------------
                                                                                                   11,748
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (1.0%)
       26,198  Cognizant Technology Solutions Corp. "A"  *                                          1,013
        9,970  Infosys Technologies Ltd. ADR                                                          483
                                                                                          ---------------
                                                                                                    1,496
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (1.3%)
       63,159  Applied Materials, Inc.                                                                847
       18,913  KLA-Tencor Corp.                                                                       678
       11,971  Lam Research Corp.  *                                                                  409
                                                                                          ---------------
                                                                                                    1,934
                                                                                          ---------------
               SEMICONDUCTORS (6.5%)
       37,865  Altera Corp.                                                                           777
       36,420  Broadcom Corp. "A"  *                                                                1,118
      179,744  Intel Corp.                                                                          3,518
       27,162  Linear Technology Corp.                                                                750
       53,964  Marvell Technology Group Ltd.  *                                                       874
       27,564  Maxim Integrated Products, Inc.                                                        500
       13,940  Microchip Technology, Inc.                                                             369
       49,301  NVIDIA Corp.  *                                                                        741
       33,520  Xilinx, Inc.                                                                           785
                                                                                          ---------------
                                                                                                    9,432
                                                                                          ---------------
               SYSTEMS SOFTWARE (9.7%)
       46,288  CA, Inc.                                                                             1,018
       18,846  Check Point Software Technologies Ltd.  *                                              534
      278,889  Microsoft Corp. (a)                                                                  7,220
      191,209  Oracle Corp.                                                                         3,985
       77,866  Symantec Corp.  *                                                                    1,283
                                                                                          ---------------
                                                                                                   14,040
                                                                                          ---------------
               Total Information Technology                                                        89,515
                                                                                          ---------------

               MATERIALS (0.6%)
               ----------------
               SPECIALTY CHEMICALS (0.4%)
       10,753  Sigma-Aldrich Corp.                                                                    580
                                                                                          ---------------
               STEEL (0.2%)
       20,200  Steel Dynamics, Inc.                                                                   310
                                                                                          ---------------
               Total Materials                                                                        890
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.8%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.8%)
        9,595  Millicom International Cellular S.A.  *                                                698
       14,841  NII Holdings, Inc. "B"  *                                                              445
                                                                                          ---------------
                                                                                                    1,143
                                                                                          ---------------
               Total Telecommunication Services                                                     1,143
                                                                                          ---------------
               Total Common Stocks (cost: $117,045)                                               141,928
                                                                                          ---------------

 PRINCIPAL                                                                                        MARKET
 AMOUNT                                                                                            VALUE
 (000)         SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------------

               MONEY MARKET INSTRUMENTS (2.2%)

               U.S. TREASURY BILLS (0.4%)
$         565  1.28%, 11/19/2009 (b), (c)                                                             565
                                                                                          ---------------
================================================================================
                                                  Portfolio of Investments  |  4

================================================================================

 PRINCIPAL                                                                                        MARKET
 AMOUNT                                                                                            VALUE
 (000)         SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS (1.8%)
$       2,705  State Street Bank & Trust Co., 0.01%, acquired on 9/30/2009 and due
                 10/01/2009 at $2,705 (collateralized by $2,790 of U.S. Treasury,
                 0.11% (c), due 3/25/2010; market value $2,787)                                    $2,705
                                                                                          ---------------
               Total Money Market Instruments
               (cost: $3,270)                                                                       3,270
                                                                                          ---------------

               TOTAL INVESTMENTS (COST: $120,315)                                       $         145,198
                                                                                          ===============



                                                      VALUATION HIERARCHY

                                             (LEVEL 1)      (LEVEL 2)       (LEVEL 3)
                                           Quoted Prices      Other        Significant
                                             in Active     Significant     Unobservable
                                              Markets       Observable        Inputs
                                           for Identical      Inputs
                                              Assets                                               Total
---------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                           $      141,928  $         --   $          --    $       141,928
MONEY MARKET INSTRUMENTS:
  U.S. TREASURY BILLS                                 --           565              --                565
  REPURCHASE AGREEMENTS                               --         2,705              --              2,705
OTHER FINANCIAL INSTRUMENTS*                          71            --              --                 71
---------------------------------------------------------------------------------------------------------
Total                                     $      141,999  $      3,270   $          --    $       145,269
---------------------------------------------------------------------------------------------------------

  * Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

================================================================================
5  |  USAA Nasdaq-100 Index Fund

================================================================================

NOTES TO PORTFOLIO
OF INVESTMENTS

September 30, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

4. Repurchase agreements are valued at cost, which approximates market value.

5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in

================================================================================
                                         Notes to Portfolio of Investments  |  6

================================================================================

consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
(NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FUTURES CONTRACTS - The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the Nasdaq-100 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.
Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

================================================================================
7  |  USAA Nasdaq-100 Index Fund

================================================================================

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. SUBSEQUENT EVENTS - Subsequent events are events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through November 19, 2009, the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

F. As of September 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2009, were $39,554,000 and $14,671,000, respectively, resulting in net unrealized appreciation of $24,883,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $145,148,000 at September 30, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 7.7% of net assets at September 30, 2009.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2009, as shown in the following table:

---------------------------------------------------------------------------------------------------------
                                                                    Value At
---------------------------------------------------------------------------------------------------------
Type of Future       Expiration      Contracts   Position   Trade Date   September 30, 2009   Unrealized
                                                                                             Appreciation
---------------------------------------------------------------------------------------------------------
NASDAQ-100 Mini   December 18, 2009      95        Long     $3,192,000       $3,263,000         $71,000
 Index Futures
---------------------------------------------------------------------------------------------------------


(b) Security with a value of $565,000 is segregated as collateral for initial margin requirements on open futures contracts.
(c) Rate represents an annualized yield at time of purchase, not coupon rate.
*       Non-income-producing security.

================================================================================
                                         Notes to Portfolio of Investments  |  8



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    NOVEMBER 20, 2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    NOVEMBER 23, 2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    NOVEMBER 23, 2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.